UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Semi-annual report for the six months ended October 31, 2018

We seek to generate
income and find
opportunities to
grow principal
through investment
in high-quality
common stocks.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	7.38%	10.89%	10.07%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated July 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.78%.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Over the six months ended October 31, 2018, Washington Mutual Investors Fund reported a total return of 2.18%, which compares to the 3.40% gain of the unmanaged Standard & Poor’s 500 Composite Index (benchmark) and a decline of 0.65% for the Lipper Growth & Income Funds Index (peers).

Over the past six months, the fund paid two regular dividends totaling 40 cents a share. The fund also made a capital gains distribution of $1.48 a share in June 2018.

We’re pleased with the fund’s lifetime average annual total return of 11.80%. By contrast, the S&P 500 — a market capitalization-weighted index based on the results of approximately 500 widely held common stocks — had a 10.76% average annual total return over that same period of time. The fund outpaced the Lipper Growth & Income Funds Index, a peer group measure, over one-, five- and 10-year periods.

Results at a glance

Total returns for periods ended October 31, 2018, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	2.18%	6.35%	10.18%	12.13%	11.80%
Standard & Poor’s 500 Composite Index[1]	3.40	7.35	11.34	13.24	10.76
Lipper Growth & Income Funds Index[2]	-0.65	2.07	7.67	10.77	—	[3]

[1]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown.

Washington Mutual Investors Fund	1

The economy and markets

U.S. equities advanced slightly over a period marked by volatility. After climbing nearly 11.0% over the first five months, the S&P 500 Index declined 6.8% in October as issues such as rising interest rates, global trade tensions and worries about valuations weighed on sentiment. Similarly, tech-related companies that had made strong gains over the years-long bull market — including Netflix, Google parent Alphabet and Amazon — fell sharply in the final month. Of those three, Alphabet and Amazon finished in positive territory, while Netflix lost ground. Facebook declined 11.8%, weighed down by a customer data breach and claims that the firm had misled advertisers on video viewership metrics.

Consumer staples, which is more defensive, was the top-returning sector over the period, advancing 11.3%. Procter & Gamble and Johnson & Johnson were among the sector leaders. Health care companies, led by Merck and Pfizer, also advanced, as several large pharmaceutical firms reported strong sales and clinical trial results.

Energy stocks were among the hardest hit during this period, with Chevron and Schlumberger experiencing notable declines. In October, oil prices posted their worst monthly performance since July 2016, hurt by fears of oversupply and rising trade tensions between the U.S. and China.

The U.S. economy grew at a 3.5% pace in the third quarter, as a strong consumer offset lackluster business investment. Consumer spending increased 4% — the fastest pace in nearly four years — while consumer confidence approached an 18-year high. Rising wages and the lowest unemployment rate since 1969 have contributed to higher confidence in the growing economy, despite the market turmoil. Strong economic data drove the U.S. Federal Reserve to hike its key rate twice by a total of 0.50%. In foreign exchange markets, the U.S. dollar rose against the euro, the yen and most other currencies over the six-month period.

S&P Dow Jones Indices implemented a major sector reclassification for the S&P 500. The telecommunication services sector was renamed “communication services” and now includes media and internet companies — including Facebook, Alphabet and Netflix, which previously were in the information technology and consumer discretionary sectors.

A look at the portfolio

Sectors: Investments in the communication services, health care and financial sectors boosted relative results. On the other hand, an overweight position in energy stocks detracted, as reports of oversupply drove oil prices lower. In

2	Washington Mutual Investors Fund

addition, the fund had less exposure to information technology stocks, which outpaced the broader market over the period. The fund’s emphasis on materials stocks also hurt results.

Stocks: Six of the largest 10 holdings gained over the period. Microsoft, the fund’s largest holding, advanced 14.2% as investors continued to celebrate its success in cloud computing. Merck rose 25.0% on strong clinical trial results for its bladder cancer treatment Keytruda. Verizon climbed 15.7% on better-than-expected profit and subscriber growth. Boeing, Comcast, CME Group and Johnson & Johnson also advanced. On the other hand, both Intel and Royal Dutch Shell declined. Shell was hurt by a powerful selloff in crude oil in October. Fears that higher interest rates would crimp the housing market dragged down shares of Home Depot. Broadcom shares declined slightly.

Looking ahead

When we launched Washington Mutual Investors Fund in 1952, our goal was to produce income and an opportunity for growth with lower volatility over time. To help lower risk, we applied a strict set of eligibility rules for fund holdings. Portfolio managers and analysts continue to focus on identifying companies with a mix of strong growth and income potential.

We believe that this strategy, combined with American Funds’ time-tested approach to investing, can continue to help investors pursue their long-term financial goals. We would like to take this opportunity to welcome our new shareholders to the fund and to thank current investors for the trust and confidence they’ve placed in Washington Mutual Investors Fund.

We look forward to reporting back to you again in six months.

Cordially,

Alan N. Berro	Eric H. Stern
Co-President	Co-President
Washington Mutual Investors Fund	Washington Mutual Investors Fund

December 7, 2018

For current information about the fund, visit americanfunds.com.

Washington Mutual Investors Fund	3

Summary investment portfolio October 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.56%
Home Depot	3.00
Intel	2.71
Merck	2.60
Boeing	2.54
Royal Dutch Shell	2.38
Verizon Communications	2.34
Comcast	2.17
Broadcom	2.13
CME Group	2.06

Common stocks 95.35%	Shares	Value (000)
Energy 9.61%
Chevron Corp.	11,901,894	$1,328,846
ConocoPhillips	9,255,300	646,946
Enbridge Inc.	46,650,400	1,451,294
Exxon Mobil Corp.	11,575,000	922,296
Royal Dutch Shell PLC, Class A (ADR)	773,073	48,851
Royal Dutch Shell PLC, Class B (ADR)	37,370,101	2,455,589
Schlumberger Ltd.	23,791,800	1,220,757
Other securities		2,052,104
		10,126,683

Materials 4.03%
DowDuPont Inc.	37,840,442	2,040,357
Linde PLC	6,309,300	1,044,000
Other securities		1,165,279
		4,249,636

Industrials 10.81%
Boeing Co.	7,531,600	2,672,664
Caterpillar Inc.	6,908,000	838,079
CSX Corp.	10,619,200	731,238
Johnson Controls International PLC	21,228,000	678,659
Lockheed Martin Corp.	6,731,300	1,977,992
Norfolk Southern Corp.	3,811,200	639,634

4	Washington Mutual Investors Fund

	Shares	Value (000)
Northrop Grumman Corp.	5,686,727	$1,489,638
Other securities		2,359,281
		11,387,185

Consumer discretionary 6.06%
General Motors Co.	18,728,000	685,257
Home Depot, Inc.	17,970,700	3,160,687
VF Corp.	7,813,000	647,541
Other securities		1,888,834
		6,382,319

Consumer staples 6.35%
Coca-Cola Co.	39,478,700	1,890,240
Costco Wholesale Corp.	3,060,600	699,745
Hormel Foods Corp.	17,511,100	764,184
Nestlé SA (ADR)	17,094,700	1,440,741
Other securities		1,895,970
		6,690,880

Health care 13.75%
AbbVie Inc.	10,197,050	793,840
Aetna Inc.	5,597,460	1,110,536
CVS Health Corp.	9,000,000	651,510
Humana Inc.	5,935,000	1,901,633
Johnson & Johnson	14,663,500	2,052,743
Merck & Co., Inc.	37,172,600	2,736,275
Pfizer Inc.	42,942,900	1,849,121
UnitedHealth Group Inc.	7,429,900	1,941,804
Other securities		1,451,756
		14,489,218

Financials 14.40%
BlackRock, Inc.	2,671,000	1,098,903
Capital One Financial Corp.	10,958,000	978,549
Chubb Ltd.	8,990,730	1,123,032
CME Group Inc., Class A	11,820,036	2,165,903
JPMorgan Chase & Co.	15,981,500	1,742,303
Marsh & McLennan Companies, Inc.	23,898,099	2,025,364
PNC Financial Services Group, Inc.	9,707,600	1,247,330
Wells Fargo & Co.	38,256,400	2,036,388
Other securities		2,749,818
		15,167,590

Information technology 15.75%
Amphenol Corp., Class A	7,647,500	684,451
Broadcom Inc.	10,033,800	2,242,454
Intel Corp.	60,972,000	2,858,367
Intuit Inc.	3,300,000	696,300
Microsoft Corp.	54,785,000	5,851,586
Visa Inc., Class A	6,069,300	836,653
Other securities		3,425,531
		16,595,342

Washington Mutual Investors Fund	5

Common stocks (continued)	Shares	Value (000)
Communication services 6.67%
Alphabet Inc., Class A1	817,600	$891,658
Alphabet Inc., Class C1	366,650	394,798
Comcast Corp., Class A	59,810,800	2,281,184
Verizon Communications Inc.	43,181,100	2,465,209
Other securities		997,679
		7,030,528

Utilities 3.29%
Other securities		3,461,628

Real estate 1.35%
Other securities		1,422,031

Miscellaneous 3.28%
Other common stocks in initial period of acquisition		3,449,805

Total common stocks (cost: $67,698,125,000)		100,452,845

Short-term securities 4.70%	Principal amount (000)
Chevron Corp. 2.20%–2.21% due 11/6/2018–11/9/2018[2]	$77,000	76,966
Coca-Cola Co. 2.13%–2.27% due 11/20/2018–1/3/2019[2]	70,000	69,810
Federal Home Loan Bank 2.02%–2.34% due 11/2/2018–3/6/2019	2,375,500	2,368,677
Intel Corp. 2.21% due 11/6/2018[2]	50,000	49,982
Merck & Co. Inc. 2.37% due 1/23/2019[2]	52,500	52,209
Pfizer Inc. 2.40% due 2/11/2019[2]	100,000	99,307
U.S. Treasury Bills 1.96%–2.32% due 11/1/2018–3/14/2019	1,031,600	1,028,869
Other securities		1,202,746

Total short-term securities (cost: $4,948,747,000)		4,948,566
Total investment securities 100.05% (cost: $72,646,872,000)		105,401,411
Other assets less liabilities (0.05)%		(55,202)

Net assets 100.00%		$105,346,209

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	Washington Mutual Investors Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,106,619,000, which represented 1.05% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

Washington Mutual Investors Fund	7

Financial statements

Statement of assets and liabilities at October 31, 2018	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $72,646,872)		$105,401,411
Cash		12,940
Receivables for:
Sales of fund’s shares	$136,608
Dividends	104,669	241,277
		105,655,628
Liabilities:
Payables for:
Purchases of investments	157,036
Repurchases of fund’s shares	95,705
Investment advisory services	20,996
Services provided by related parties	24,725
Board members’ deferred compensation	10,756
Other	201	309,419
Net assets at October 31, 2018		$105,346,209

Net assets consist of:
Capital paid in on shares of beneficial interest		$69,459,689
Total distributable earnings		35,886,520
Net assets at October 31, 2018		$105,346,209

See notes to financial statements

8	Washington Mutual Investors Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,374,186 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$55,626,568	1,252,556		$44.41
Class C	1,639,638	37,442		43.79
Class T	10	—	*	44.42
Class F-1	2,653,686	59,989		44.24
Class F-2	14,309,019	322,435		44.38
Class F-3	2,700,231	60,814		44.40
Class 529-A	2,243,115	50,631		44.30
Class 529-C	281,076	6,387		44.00
Class 529-E	101,921	2,314		44.04
Class 529-T	12	—	*	44.41
Class 529-F-1	168,825	3,820		44.20
Class R-1	87,190	1,986		43.90
Class R-2	694,895	15,892		43.73
Class R-2E	74,699	1,691		44.19
Class R-3	1,895,394	43,070		44.01
Class R-4	3,571,937	80,881		44.16
Class R-5E	24,986	563		44.36
Class R-5	1,363,247	30,705		44.40
Class R-6	17,909,760	403,010		44.44

*	Amount less than one thousand.

See notes to financial statements

Washington Mutual Investors Fund	9

Statement of operations for the six months ended October 31, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,393)	$1,234,119
Interest	46,799	$1,280,918
Fees and expenses*:
Investment advisory services	123,976
Distribution services	101,832
Transfer agent services	33,367
Administrative services	15,248
Reports to shareholders	1,328
Registration statement and prospectus	1,295
Board members’ compensation	1,348
Auditing and legal	126
Custodian	769
Other	1,241	280,530
Net investment income		1,000,388

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,312,097
Currency transactions	(193)	2,311,904
Net unrealized depreciation on:
Investments in unaffiliated issuers	(1,096,729)	(1,096,729)
Net realized gain and unrealized depreciation		1,215,175

Net increase in net assets resulting from operations		$2,215,563

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

10	Washington Mutual Investors Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended October 31 2018*	Year ended April 30 2018
Operations:
Net investment income	$1,000,388	$1,939,669
Net realized gain	2,311,904	7,353,635
Net unrealized (depreciation) appreciation	(1,096,729)	3,053,895
Net increase in net assets resulting from operations	2,215,563	12,347,199

Distributions paid to shareholders	(4,285,701)	(7,273,329	)†

Net capital share transactions	5,836,896	6,235,640

Total increase in net assets	3,766,758	11,309,510

Net assets:
Beginning of period	101,579,451	90,269,941
End of period	$105,346,209	$101,579,451

*	Unaudited
†	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $1,886,252 from dividends from net investment income and $5,387,077 from net realized gains on investments.

See notes to financial statements

Washington Mutual Investors Fund	11

Notes to financial statements	unaudited

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Washington Mutual Investors Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Washington Mutual Investors Fund	13

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update

14	Washington Mutual Investors Fund

the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$10,126,683	$—	$—	$10,126,683
Materials	4,249,636	—	—	4,249,636
Industrials	11,387,185	—	—	11,387,185
Consumer discretionary	6,382,319	—	—	6,382,319
Consumer staples	6,690,880	—	—	6,690,880
Health care	14,489,218	—	—	14,489,218
Financials	15,167,590	—	—	15,167,590
Information technology	16,595,342	—	—	16,595,342
Communication services	7,030,528	—	—	7,030,528
Utilities	3,461,628	—	—	3,461,628
Real estate	1,422,031	—	—	1,422,031
Miscellaneous	3,449,805	—	—	3,449,805
Short-term securities	—	4,948,566	—	4,948,566
Total	$100,452,845	$4,948,566	$—	$105,401,411

Washington Mutual Investors Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	Washington Mutual Investors Fund

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$228,583
Undistributed long-term capital gains	3,335,125

Washington Mutual Investors Fund	17

As of October 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$35,860,827
Gross unrealized depreciation on investments	(2,603,402)
Net unrealized appreciation on investments	33,257,425
Cost of investments	72,143,986

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended October 31, 2018						Year ended April 30, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$497,800		$1,823,036		$2,320,836		$1,065,003		$3,117,132	$4,182,135
Class B1							—		—	—
Class C	8,130		53,057		61,187		18,514		93,071	111,585
Class T	—	[2]	—	[2]	—	[2]	—	[2]	1	1
Class F-1	22,960		90,026		112,986		52,477		163,560	216,037
Class F-2	128,716		401,816		530,532		214,419		555,047	769,466
Class F-3	25,330		76,271		101,601		36,110		85,641	121,751
Class 529-A	19,301		74,411		93,712		39,801		121,266	161,067
Class 529-B1							—		—	—
Class 529-C	1,342		9,533		10,875		3,691		21,516	25,207
Class 529-E	757		3,400		4,157		1,648		5,797	7,445
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	1	1
Class 529-F-1	1,477		4,920		6,397		2,849		7,657	10,506
Class R-1	426		2,973		3,399		1,043		5,398	6,441
Class R-2	3,503		23,581		27,084		8,305		42,360	50,665
Class R-2E	423		2,084		2,507		652		2,387	3,039
Class R-3	13,714		64,088		77,802		30,213		109,648	139,861
Class R-4	31,072		116,637		147,709		55,172		167,086	222,258
Class R-5E	169		430		599		44		35	79
Class R-5	14,328		47,257		61,585		44,858		119,066	163,924
Class R-6	177,545		545,188		722,733		311,453		770,408	1,081,861
Total	$946,993		$3,338,708		$4,285,701		$1,886,252		$5,387,077	$7,273,329

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

18	Washington Mutual Investors Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of average daily net assets and decreasing to 0.212% on such assets in excess of $116 billion. For the six months ended October 31, 2018, the investment advisory services fee was $123,976,000, which was equivalent to an annualized rate of 0.231% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

Washington Mutual Investors Fund	19

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	Washington Mutual Investors Fund

For the six months ended October 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$72,516	$19,647		$2,901		Not applicable
Class C	8,351	550		420		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,457	1,605		695		Not applicable
Class F-2	Not applicable	5,650		3,375		Not applicable
Class F-3	Not applicable	99		636		Not applicable
Class 529-A	2,756	682		588		$771
Class 529-C	1,455	88		75		98
Class 529-E	264	19		27		35
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	45		40		52
Class R-1	460	44		23		Not applicable
Class R-2	2,747	1,243		183		Not applicable
Class R-2E	211	68		18		Not applicable
Class R-3	5,008	1,477		501		Not applicable
Class R-4	4,607	1,739		921		Not applicable
Class R-5E	Not applicable	13		5		Not applicable
Class R-5	Not applicable	365		376		Not applicable
Class R-6	Not applicable	33		4,464		Not applicable
Total class-specific expenses	$101,832	$33,367		$15,248		$956

*	Amount less than one thousand.

Washington Mutual Investors Fund	21

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,348,000 in the fund’s statement of operations reflects $796,000 in current fees (either paid in cash or deferred) and a net increase of $552,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended October 31, 2018.

22	Washington Mutual Investors Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended October 31, 2018

Class A	$1,774,109	38,711	$2,273,806		50,033		$(3,403,196)	(74,476)	$644,719	14,268
Class C	175,312	3,875	60,662		1,354		(169,842)	(3,750)	66,132	1,479
Class T	—	—	—		—		—	—	—	—
Class F-1	357,787	7,842	110,805		2,448		(534,184)	(11,751)	(65,592)	(1,461)
Class F-2	3,353,901	73,439	518,062		11,402		(1,139,745)	(24,893)	2,732,218	59,948
Class F-3	649,030	14,152	99,258		2,184		(201,105)	(4,389)	547,183	11,947
Class 529-A	113,116	2,470	93,683		2,066		(190,855)	(4,179)	15,944	357
Class 529-C	18,661	411	10,873		242		(41,739)	(915)	(12,205)	(262)
Class 529-E	4,745	104	4,155		92		(8,437)	(186)	463	10
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	35,972	795	6,396		142		(15,751)	(345)	26,617	592
Class R-1	6,798	150	3,383		75		(12,805)	(283)	(2,624)	(58)
Class R-2	73,423	1,631	27,040		604		(105,042)	(2,334)	(4,579)	(99)
Class R-2E	19,320	422	2,507		56		(7,481)	(164)	14,346	314
Class R-3	188,052	4,152	77,763		1,727		(299,670)	(6,605)	(33,855)	(726)
Class R-4	945,703	20,887	147,691		3,267		(403,874)	(8,880)	689,520	15,274
Class R-5E	14,690	323	599		13		(2,064)	(45)	13,225	291
Class R-5	114,157	2,492	61,400		1,351		(866,758)	(19,053)	(691,201)	(15,210)
Class R-6	1,963,539	42,926	722,152		15,874		(789,106)	(17,213)	1,896,585	41,587
Total net increase (decrease)	$9,808,315	214,782	$4,220,235		92,930		$(8,191,654)	(179,461)	$5,836,896	128,251

Washington Mutual Investors Fund	23

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2018

Class A	$2,635,034	58,656	$4,089,903	92,014		$(7,650,252)	(170,927)	$(925,315)	(20,257)
Class B3	—	—	—	—		(1)	— [2]	(1)	— [2]
Class C	211,703	4,772	110,373	2,516		(446,558)	(10,121)	(124,482)	(2,833)
Class T	—	—	—	—		—	—	—	—
Class F-1	446,824	9,986	212,448	4,804		(1,042,657)	(23,502)	(383,385)	(8,712)
Class F-2	4,334,244	96,323	750,683	16,868		(3,163,704)	(71,494)	1,921,223	41,697
Class F-3	2,052,532	46,577	119,350	2,670		(278,050)	(6,174)	1,893,832	43,073
Class 529-A	362,291	7,903	161,007	3,625		(338,485)	(7,563)	184,813	3,965
Class 529-B3	—	—	—	—		(1)	— [2]	(1)	— [2]
Class 529-C	37,410	843	25,200	576		(266,820)	(5,838)	(204,210)	(4,419)
Class 529-E	8,978	200	7,445	169		(18,350)	(412)	(1,927)	(43)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	27,118	608	10,505	237		(25,152)	(564)	12,471	281
Class R-1	13,725	309	6,412	146		(26,282)	(591)	(6,145)	(136)
Class R-2	151,637	3,418	50,566	1,154		(264,399)	(5,983)	(62,196)	(1,411)
Class R-2E	33,234	744	3,038	68		(7,067)	(158)	29,205	654
Class R-3	453,792	10,258	139,776	3,171		(625,060)	(14,052)	(31,492)	(623)
Class R-4	885,318	19,970	222,140	5,022		(991,231)	(22,254)	116,227	2,738
Class R-5E	12,495	275	79	2		(676)	(14)	11,898	263
Class R-5	286,782	6,371	163,628	3,686		(621,508)	(13,988)	(171,098)	(3,931)
Class R-6	4,359,830	97,339	1,081,068	24,250		(1,464,676)	(32,628)	3,976,222	88,961
Total net increase (decrease)	$16,312,947	364,552	$7,153,622	160,978		$(17,230,929)	(386,263)	$6,235,640	139,267

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.

24	Washington Mutual Investors Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,338,771,000 and $13,006,668,000, respectively, during the six months ended October 31, 2018.

Washington Mutual Investors Fund	25

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
10/31/2018[3,4]	$45.27	$.42	$.60	$1.02
4/30/2018	42.89	.88	4.89	5.77
4/30/2017	39.38	.80	5.33	6.13
4/30/2016	41.23	.80	(.24)	.56
4/30/2015	40.40	.83	2.89	3.72
4/30/2014	35.08	.79	6.18	6.97
Class C:
10/31/2018[3,4]	44.66	.24	.59	.83
4/30/2018	42.36	.52	4.81	5.33
4/30/2017	38.92	.47	5.27	5.74
4/30/2016	40.77	.48	(.24)	.24
4/30/2015	39.99	.50	2.83	3.33
4/30/2014	34.74	.48	6.12	6.60
Class T:
10/31/2018[3,4]	45.27	.47	.61	1.08
4/30/2018	42.89	.97	4.89	5.86
4/30/2017[3,9]	42.53	.01	.35	.36
Class F-1:
10/31/2018[3,4]	45.10	.40	.60	1.00
4/30/2018	42.74	.84	4.87	5.71
4/30/2017	39.25	.76	5.32	6.08
4/30/2016	41.10	.76	(.23)	.53
4/30/2015	40.28	.81	2.85	3.66
4/30/2014	34.99	.75	6.16	6.91
Class F-2:
10/31/2018[3,4]	45.24	.46	.61	1.07
4/30/2018	42.86	.96	4.89	5.85
4/30/2017	39.36	.87	5.33	6.20
4/30/2016	41.21	.86	(.23)	.63
4/30/2015	40.39	.89	2.90	3.79
4/30/2014	35.08	.86	6.18	7.04
Class F-3:
10/31/2018[3,4]	45.26	.48	.60	1.08
4/30/2018	42.88	.94	4.96	5.90
4/30/2017[3,10]	41.86	.15	1.10	1.25

26	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.40)	$(1.48)	$(1.88)	$44.41	2.18%[5]		$55,626		.57%[6]		1.82%[6]
(.86)	(2.53)	(3.39)	45.27	13.77		56,052		.57		1.97
(.79)	(1.83)	(2.62)	42.89	15.91		53,976		.58		1.95
(.82)	(1.59)	(2.41)	39.38	1.62		50,717		.58		2.02
(.85)	(2.04)	(2.89)	41.23	9.28		52,547		.58		2.01
(.86)	(.79)	(1.65)	40.40	20.16		50,626		.60		2.07

(.22)	(1.48)	(1.70)	43.79	1.79	[5]	1,640		1.35	[6]	1.04	[6]
(.50)	(2.53)	(3.03)	44.66	12.85		1,606		1.37		1.18
(.47)	(1.83)	(2.30)	42.36	14.99		1,643		1.38		1.15
(.50)	(1.59)	(2.09)	38.92	.82		1,588		1.38		1.23
(.51)	(2.04)	(2.55)	40.77	8.39		1,708		1.38		1.21
(.56)	(.79)	(1.35)	39.99	19.19		1,771		1.39		1.27

(.45)	(1.48)	(1.93)	44.42	2.31	[5,7]	—	[8]	.36	[6,7]	2.04	[6,7]
(.95)	(2.53)	(3.48)	45.27	14.01	[7]	—	[8]	.36	[7]	2.17	[7]
—	—	—	42.89	.85	[5,7]	—	[8]	.02	[5,7]	.03	[5,7]

(.38)	(1.48)	(1.86)	44.24	2.15	[5]	2,654		.65	[6]	1.74	[6]
(.82)	(2.53)	(3.35)	45.10	13.66		2,771		.67		1.89
(.76)	(1.83)	(2.59)	42.74	15.81		2,999		.67		1.86
(.79)	(1.59)	(2.38)	39.25	1.55		2,897		.66		1.94
(.80)	(2.04)	(2.84)	41.10	9.18		2,908		.66		1.95
(.83)	(.79)	(1.62)	40.28	20.05		3,831		.67		1.99

(.45)	(1.48)	(1.93)	44.38	2.28	[5]	14,309		.37	[6]	1.99	[6]
(.94)	(2.53)	(3.47)	45.24	14.00		11,874		.38		2.15
(.87)	(1.83)	(2.70)	42.86	16.10		9,463		.41		2.10
(.89)	(1.59)	(2.48)	39.36	1.81		6,097		.41		2.19
(.93)	(2.04)	(2.97)	41.21	9.48		5,352		.40		2.14
(.94)	(.79)	(1.73)	40.39	20.38		2,077		.41		2.26

(.46)	(1.48)	(1.94)	44.40	2.32	[5]	2,700		.30	[6]	2.06	[6]
(.99)	(2.53)	(3.52)	45.26	14.10		2,212		.30		2.10
(.23)	—	(.23)	42.88	2.98	[5]	249		.08	[5]	.35	[5]

See end of table for footnotes.

Washington Mutual Investors Fund	27

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
10/31/2018[3,4]	$45.16	$.40	$.60	$1.00
4/30/2018	42.80	.84	4.88	5.72
4/30/2017	39.30	.77	5.32	6.09
4/30/2016	41.15	.76	(.24)	.52
4/30/2015	40.33	.79	2.88	3.67
4/30/2014	35.03	.75	6.17	6.92
Class 529-C:
10/31/2018[3,4]	44.87	.23	.59	.82
4/30/2018	42.48	.52	4.82	5.34
4/30/2017	39.03	.45	5.27	5.72
4/30/2016	40.88	.45	(.23)	.22
4/30/2015	40.09	.47	2.85	3.32
4/30/2014	34.83	.45	6.14	6.59
Class 529-E:
10/31/2018[3,4]	44.90	.35	.60	.95
4/30/2018	42.57	.73	4.85	5.58
4/30/2017	39.10	.66	5.30	5.96
4/30/2016	40.95	.66	(.24)	.42
4/30/2015	40.15	.69	2.86	3.55
4/30/2014	34.88	.65	6.14	6.79
Class 529-T:
10/31/2018[3,4]	45.27	.46	.60	1.06
4/30/2018	42.89	.94	4.90	5.84
4/30/2017[3,9]	42.53	.01	.35	.36
Class 529-F-1:
10/31/2018[3,4]	45.06	.45	.61	1.06
4/30/2018	42.71	.94	4.87	5.81
4/30/2017	39.23	.85	5.31	6.16
4/30/2016	41.08	.84	(.23)	.61
4/30/2015	40.27	.88	2.87	3.75
4/30/2014	34.98	.83	6.16	6.99
Class R-1:
10/31/2018[3,4]	44.76	.23	.60	.83
4/30/2018	42.45	.51	4.82	5.33
4/30/2017	39.00	.46	5.28	5.74
4/30/2016	40.85	.47	(.23)	.24
4/30/2015	40.06	.50	2.85	3.35
4/30/2014	34.81	.48	6.12	6.60

28	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.38)	$(1.48)	$(1.86)	$44.30	2.14%[5]		$2,243		.65%[6]		1.74%[6]
(.83)	(2.53)	(3.36)	45.16	13.67		2,270		.65		1.88
(.76)	(1.83)	(2.59)	42.80	15.82		1,982		.66		1.86
(.78)	(1.59)	(2.37)	39.30	1.52		1,788		.68		1.93
(.81)	(2.04)	(2.85)	41.15	9.17		1,839		.68		1.91
(.83)	(.79)	(1.62)	40.33	20.03		1,731		.69		1.97

(.21)	(1.48)	(1.69)	44.00	1.75	[5]	281		1.39	[6]	1.01	[6]
(.42)	(2.53)	(2.95)	44.87	12.83		298		1.42		1.17
(.44)	(1.83)	(2.27)	42.48	14.91		470		1.43		1.10
(.48)	(1.59)	(2.07)	39.03	.74		442		1.45		1.15
(.49)	(2.04)	(2.53)	40.88	8.33		464		1.45		1.14
(.54)	(.79)	(1.33)	40.09	19.11		447		1.47		1.20

(.33)	(1.48)	(1.81)	44.04	2.04	[5]	102		.88	[6]	1.51	[6]
(.72)	(2.53)	(3.25)	44.90	13.40		103		.89		1.65
(.66)	(1.83)	(2.49)	42.57	15.54		100		.90		1.62
(.68)	(1.59)	(2.27)	39.10	1.29		92		.92		1.68
(.71)	(2.04)	(2.75)	40.95	8.90		95		.92		1.66
(.73)	(.79)	(1.52)	40.15	19.73		91		.94		1.72

(.44)	(1.48)	(1.92)	44.41	2.26	[5,7]	—	[8]	.41	[6,7]	1.97	[6,7]
(.93)	(2.53)	(3.46)	45.27	13.95	[7]	—	[8]	.42	[7]	2.10	[7]
—	—	—	42.89	.85	[5,7]	—	[8]	.03	[5,7]	.02	[5,7]

(.44)	(1.48)	(1.92)	44.20	2.27	[5]	169		.41	[6]	1.96	[6]
(.93)	(2.53)	(3.46)	45.06	13.93		146		.42		2.10
(.85)	(1.83)	(2.68)	42.71	16.06		126		.44		2.08
(.87)	(1.59)	(2.46)	39.23	1.76		110		.46		2.15
(.90)	(2.04)	(2.94)	41.08	9.40		108		.45		2.13
(.91)	(.79)	(1.70)	40.27	20.29		100		.47		2.19

(.21)	(1.48)	(1.69)	43.90	1.78	[5]	87		1.38	[6]	1.01	[6]
(.49)	(2.53)	(3.02)	44.76	12.82		92		1.39		1.15
(.46)	(1.83)	(2.29)	42.45	14.98		93		1.39		1.14
(.50)	(1.59)	(2.09)	39.00	.81		93		1.39		1.22
(.52)	(2.04)	(2.56)	40.85	8.41		101		1.38		1.21
(.56)	(.79)	(1.35)	40.06	19.18		100		1.39		1.27

See end of table for footnotes.

Washington Mutual Investors Fund	29

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
10/31/2018[3,4]	$44.60	$.23	$.60	$.83
4/30/2018	42.31	.51	4.81	5.32
4/30/2017	38.88	.46	5.26	5.72
4/30/2016	40.73	.49	(.23)	.26
4/30/2015	39.95	.51	2.84	3.35
4/30/2014	34.71	.49	6.12	6.61
Class R-2E:
10/31/2018[3,4]	45.05	.29	.61	.90
4/30/2018	42.71	.62	4.89	5.51
4/30/2017	39.26	.55	5.33	5.88
4/30/2016	41.18	.52	(.07)	.45
4/30/2015[3,11]	42.40	.51	1.01	1.52
Class R-3:
10/31/2018[3,4]	44.87	.33	.61	.94
4/30/2018	42.54	.71	4.84	5.55
4/30/2017	39.08	.65	5.28	5.93
4/30/2016	40.94	.65	(.25)	.40
4/30/2015	40.14	.68	2.86	3.54
4/30/2014	34.87	.65	6.14	6.79
Class R-4:
10/31/2018[3,4]	45.03	.40	.60	1.00
4/30/2018	42.68	.84	4.87	5.71
4/30/2017	39.20	.77	5.31	6.08
4/30/2016	41.06	.77	(.25)	.52
4/30/2015	40.25	.81	2.86	3.67
4/30/2014	34.96	.76	6.16	6.92
Class R-5E:
10/31/2018[3,4]	45.23	.43	.62	1.05
4/30/2018	42.86	.85	4.98	5.83
4/30/2017	39.36	.75	5.42	6.17
4/30/2016[3,12]	41.13	.33	(.03)	.30
Class R-5:
10/31/2018[3,4]	45.25	.48	.60	1.08
4/30/2018	42.87	.98	4.89	5.87
4/30/2017	39.37	.90	5.32	6.22
4/30/2016	41.22	.89	(.24)	.65
4/30/2015	40.39	.93	2.89	3.82
4/30/2014	35.08	.88	6.17	7.05

30	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.22)	$(1.48)	$(1.70)	$43.73	1.79%[5]		$695		1.38%[6]		1.01%[6]
(.50)	(2.53)	(3.03)	44.60	12.82		713		1.39		1.15
(.46)	(1.83)	(2.29)	42.31	14.97		736		1.39		1.13
(.52)	(1.59)	(2.11)	38.88	.85		718		1.36		1.25
(.53)	(2.04)	(2.57)	40.73	8.46		803		1.34		1.25
(.58)	(.79)	(1.37)	39.95	19.26		808		1.35		1.32

(.28)	(1.48)	(1.76)	44.19	1.94	[5]	75		1.08	[6]	1.28	[6]
(.64)	(2.53)	(3.17)	45.05	13.19		62		1.09		1.39
(.60)	(1.83)	(2.43)	42.71	15.27		31		1.10		1.35
(.78)	(1.59)	(2.37)	39.26	1.35		8		1.01		1.40
(.70)	(2.04)	(2.74)	41.18	3.63	[5,7]	—	[8]	.64	[6,7]	1.84	[6,7]

(.32)	(1.48)	(1.80)	44.01	2.01	[5]	1,895		.94	[6]	1.46	[6]
(.69)	(2.53)	(3.22)	44.87	13.34		1,965		.94		1.59
(.64)	(1.83)	(2.47)	42.54	15.49		1,890		.95		1.58
(.67)	(1.59)	(2.26)	39.08	1.23		1,767		.95		1.66
(.70)	(2.04)	(2.74)	40.94	8.89		1,937		.94		1.65
(.73)	(.79)	(1.52)	40.14	19.73		1,857		.95		1.71

(.39)	(1.48)	(1.87)	44.16	2.14	[5]	3,572		.63	[6]	1.75	[6]
(.83)	(2.53)	(3.36)	45.03	13.70		2,954		.64		1.89
(.77)	(1.83)	(2.60)	42.68	15.83		2,683		.64		1.88
(.79)	(1.59)	(2.38)	39.20	1.54		2,306		.65		1.96
(.82)	(2.04)	(2.86)	41.06	9.22		2,283		.64		1.95
(.84)	(.79)	(1.63)	40.25	20.09		2,139		.65		2.02

(.44)	(1.48)	(1.92)	44.36	2.25	[5]	25		.43	[6]	1.89	[6]
(.93)	(2.53)	(3.46)	45.23	13.93		12		.43		1.88
(.84)	(1.83)	(2.67)	42.86	16.04		—	[8]	.48		1.82
(.48)	(1.59)	(2.07)	39.36	.97	[5]	—	[8]	.22	[5]	.87	[5]

(.45)	(1.48)	(1.93)	44.40	2.32	[5]	1,363		.34	[6]	2.08	[6]
(.96)	(2.53)	(3.49)	45.25	14.04		2,078		.34		2.20
(.89)	(1.83)	(2.72)	42.87	16.16		2,137		.35		2.18
(.91)	(1.59)	(2.50)	39.37	1.87		1,949		.35		2.26
(.95)	(2.04)	(2.99)	41.22	9.55		1,998		.34		2.24
(.95)	(.79)	(1.74)	40.39	20.43		1,893		.35		2.32

See end of table for footnotes.

Washington Mutual Investors Fund	31

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
10/31/2018[3,4]	$45.29	$.48	$.62	$1.10
4/30/2018	42.91	.99	4.90	5.89
4/30/2017	39.40	.91	5.34	6.25
4/30/2016	41.25	.90	(.23)	.67
4/30/2015	40.42	.95	2.89	3.84
4/30/2014	35.10	.90	6.18	7.08

	Six months ended
	October 31,	Year ended April 30
	2018[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	13%	25%	21%	30%	24%	19%

See notes to financial statements

32	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets

$(.47)	$(1.48)	$(1.95)	$44.44	2.35%[5]	$17,910	.29%[6]	2.09%[6]
(.98)	(2.53)	(3.51)	45.29	14.09	16,371	.29	2.22
(.91)	(1.83)	(2.74)	42.91	16.23	11,692	.30	2.21
(.93)	(1.59)	(2.52)	39.40	1.91	7,800	.30	2.30
(.97)	(2.04)	(3.01)	41.25	9.59	6,301	.30	2.28
(.97)	(.79)	(1.76)	40.42	20.51	4,581	.30	2.36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.

Washington Mutual Investors Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Washington Mutual Investors Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,021.79	$2.90	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,017.90	6.87	1.35
Class C – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class T – actual return	1,000.00	1,023.08	1.84	.36
Class T – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-1 – actual return	1,000.00	1,021.46	3.31	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,022.83	1.89	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,023.20	1.53	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 529-A – actual return	1,000.00	1,021.43	3.31	.65
Class 529-A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-C – actual return	1,000.00	1,017.54	7.07	1.39
Class 529-C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class 529-E – actual return	1,000.00	1,020.36	4.48	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	1,022.58	2.09	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	1,022.70	2.09	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-1 – actual return	1,000.00	1,017.82	7.02	1.38
Class R-1 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 – actual return	1,000.00	1,017.86	7.02	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	1,019.37	5.50	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,020.11	4.79	.94
Class R-3 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 – actual return	1,000.00	1,021.42	3.21	.63
Class R-4 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5E – actual return	1,000.00	1,022.45	2.19	.43
Class R-5E – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-5 – actual return	1,000.00	1,023.15	1.73	.34
Class R-5 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,023.45	1.48	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	35

Approval of Investment Advisory and Service Agreement

Washington Mutual Investors Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through August 31, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	Washington Mutual Investors Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through December 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, and the S&P 500 Index. They reviewed the results for the one year, three year, five year, 10 year, 20 year and lifetime periods, placing greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of the Lipper Growth and Income Index for all periods, and the S&P 500 Index for the lifetime period and 20 year periods, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth & Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Washington Mutual Investors Fund	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	39

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40	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	41

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42	Washington Mutual Investors Fund

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date):

2,348,256,231

Total shares voting on November 28, 2018:

1,903,637,882 (81.1% of shares outstanding)

The Proposal: To elect board members:

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
Gina F. Adams	1,867,665,673	98.1%	35,972,209	1.9%
Charles E. Andrews	1,863,486,699	97.9	40,151,183	2.1
Alan N. Berro	1,863,385,050	97.9	40,252,832	2.1
Nariman Farvardin	1,860,260,497	97.7	43,377,385	2.3
Mary Davis Holt	1,865,160,968	98.0	38,476,914	2.0
R. Clark Hooper	1,859,262,022	97.7	44,375,860	2.3
Laurel B. Mitchell	1,865,900,127	98.0	37,737,755	2.0
Donald L. Nickles	1,860,865,752	97.8	42,772,129	2.2
John Knox Singleton	1,859,611,224	97.7	44,026,658	2.3
Margaret Spellings	1,863,982,655	97.9	39,655,227	2.1
Eric H. Stern	1,863,178,956	97.9	40,458,926	2.1
Lydia Waters Thomas	1,864,720,653	98.0	38,917,229	2.0

Washington Mutual Investors Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2018, portfolio of Washington Mutual Investors Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
October 31, 2018
unaudited
Common stocks 95.35% Energy 9.61%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	13,235,000	$353,242
Cabot Oil & Gas Corp.	14,352,000	347,749
Chevron Corp.	11,901,894	1,328,846
ConocoPhillips	9,255,300	646,946
Enbridge Inc.	46,650,400	1,451,294
EOG Resources, Inc.	3,115,700	328,208
Exxon Mobil Corp.	11,575,000	922,296
Halliburton Co.	6,970,100	241,723
Helmerich & Payne, Inc.	2,809,739	175,019
Pioneer Natural Resources Co.	4,116,000	606,163
Royal Dutch Shell PLC, Class A (ADR)	773,073	48,851
Royal Dutch Shell PLC, Class B (ADR)	37,370,101	2,455,589
Schlumberger Ltd.	23,791,800	1,220,757
		10,126,683
Materials 4.03%
Air Products and Chemicals, Inc.	2,710,800	418,412
CF Industries Holdings, Inc.	1,050,000	50,432
DowDuPont Inc.	37,840,442	2,040,357
Linde PLC	6,309,300	1,044,000
LyondellBasell Industries NV	135,000	12,051
Nucor Corp.	4,863,387	287,523
Rio Tinto PLC (ADR)	1,216,800	59,976
WestRock Co.	7,840,000	336,885
		4,249,636
Industrials 10.81%
Boeing Co.	7,531,600	2,672,664
Caterpillar Inc.	6,908,000	838,079
CSX Corp.	10,619,200	731,238
Deere & Co.	2,138,000	289,571
Equifax Inc.	2,138,848	216,965
General Dynamics Corp.	1,128,400	194,739
General Electric Co.	6,775,400	68,432
IDEX Corp.	235,400	29,853
Johnson Controls International PLC	21,228,000	678,659
Lockheed Martin Corp.	6,731,300	1,977,992
Norfolk Southern Corp.	3,811,200	639,634
Northrop Grumman Corp.	5,686,727	1,489,638
PACCAR Inc.	3,263,000	186,676
Parker-Hannifin Corp.	1,000,000	151,630
Republic Services, Inc.	1,500,000	109,020
Union Pacific Corp.	3,191,000	466,588
United Parcel Service, Inc., Class B	5,880,000	626,455
Waste Management, Inc.	216,300	19,352
		11,387,185
Washington Mutual Investors Fund — Page 1 of 5

unaudited
Common stocks Consumer discretionary 6.06%	Shares	Value (000)
Carnival Corp., units	2,180,900	$122,218
Darden Restaurants, Inc.	1,500,000	159,825
General Motors Co.	18,728,000	685,257
Home Depot, Inc.	17,970,700	3,160,687
Marriott International, Inc., Class A	3,682,300	430,424
McDonald’s Corp.	1,696,000	300,022
Newell Brands Inc.	4,436,251	70,448
NIKE, Inc., Class B	2,538,400	190,482
Starbucks Corp.	7,951,400	463,328
VF Corp.	7,813,000	647,541
Wynn Resorts, Ltd.	1,511,800	152,087
		6,382,319
Consumer staples 6.35%
Church & Dwight Co., Inc.	6,400,600	380,004
Coca-Cola Co.	39,478,700	1,890,240
Coca-Cola European Partners plc	6,736,000	306,421
Costco Wholesale Corp.	3,060,600	699,745
Hormel Foods Corp.	17,511,100	764,184
Kraft Heinz Co.	1,250,600	68,746
Mondelez International, Inc.	3,526,900	148,059
Nestlé SA (ADR)	17,094,700	1,440,741
Procter & Gamble Co.	486,000	43,099
Sysco Corp.	5,785,000	412,644
Unilever NV	286,300	15,397
Walgreens Boots Alliance, Inc.	6,538,800	521,600
		6,690,880
Health care 13.75%
AbbVie Inc.	10,197,050	793,840
Aetna Inc.	5,597,460	1,110,536
AstraZeneca PLC (ADR)	7,038,300	272,945
Bristol-Myers Squibb Co.	3,387,100	171,184
CVS Health Corp.	9,000,000	651,510
Danaher Corp.	1,035,800	102,959
Eli Lilly and Co.	2,074,000	224,905
Gilead Sciences, Inc.	3,272,300	223,106
Humana Inc.	5,935,000	1,901,633
Johnson & Johnson	14,663,500	2,052,743
Medtronic PLC	1,000,000	89,820
Merck & Co., Inc.	37,172,600	2,736,275
Novo Nordisk A/S, Class B (ADR)	814,900	35,187
Pfizer Inc.	42,942,900	1,849,121
ResMed Inc.	970,000	102,743
Thermo Fisher Scientific Inc.	979,700	228,907
UnitedHealth Group Inc.	7,429,900	1,941,804
		14,489,218
Financials 14.40%
Bank of America Corp.	13,273,000	365,007
Bank of New York Mellon Corp.	5,852,100	276,980
BlackRock, Inc.	2,671,000	1,098,903
BNP Paribas SA (ADR)	730,000	18,973
Capital One Financial Corp.	10,958,000	978,549
Charles Schwab Corp.	1,617,900	74,812
Washington Mutual Investors Fund — Page 2 of 5

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Chubb Ltd.	8,990,730	$1,123,032
Citigroup Inc.	5,500,000	360,030
CME Group Inc., Class A	11,820,036	2,165,903
Discover Financial Services	5,650,000	393,635
Huntington Bancshares Inc.	19,416,100	278,233
Intercontinental Exchange, Inc.	5,475,590	421,839
JPMorgan Chase & Co.	15,981,500	1,742,303
Marsh & McLennan Companies, Inc.	23,898,099	2,025,364
Moody’s Corp.	798,500	116,166
PNC Financial Services Group, Inc.	9,707,600	1,247,330
S&P Global Inc.	2,080,600	379,335
State Street Corp.	942,656	64,808
Wells Fargo & Co.	38,256,400	2,036,388
		15,167,590
Information technology 15.75%
Accenture PLC, Class A	1,701,500	268,191
Amphenol Corp., Class A	7,647,500	684,451
Analog Devices, Inc.	3,701,800	309,878
Apple Inc.	2,372,500	519,245
ASML Holding NV (New York registered)	2,710,000	467,096
Broadcom Inc.	10,033,800	2,242,454
HP Inc.	5,363,100	129,465
Intel Corp.	60,972,000	2,858,367
Intuit Inc.	3,300,000	696,300
Jack Henry & Associates, Inc.	2,463,900	369,166
Mastercard Inc., Class A	2,790,200	551,539
Microsoft Corp.	54,785,000	5,851,586
QUALCOMM Inc.	5,788,950	364,067
Texas Instruments Inc.	4,814,000	446,884
Visa Inc., Class A	6,069,300	836,653
		16,595,342
Communication services 6.67%
Alphabet Inc., Class A1	817,600	891,658
Alphabet Inc., Class C1	366,650	394,798
CBS Corp., Class B	4,922,200	282,288
Cinemark Holdings, Inc.	5,700,000	236,949
Comcast Corp., Class A	59,810,800	2,281,184
Facebook, Inc., Class A1	3,152,000	478,442
Verizon Communications Inc.	43,181,100	2,465,209
		7,030,528
Utilities 3.29%
CMS Energy Corp.	10,925,768	541,044
Dominion Energy, Inc.	4,800,000	342,816
DTE Energy Co.	5,050,000	567,620
Duke Energy Corp.	900,000	74,367
Edison International	8,867,800	615,337
Exelon Corp.	2,863,900	125,467
National Grid PLC (ADR)	2,935,366	157,042
Pinnacle West Capital Corp.	1,500,000	123,375
Washington Mutual Investors Fund — Page 3 of 5

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Public Service Enterprise Group Inc.	8,930,000	$477,130
Sempra Energy	3,972,300	437,430
		3,461,628
Real estate 1.35%
Digital Realty Trust, Inc. REIT	3,635,035	375,353
Public Storage REIT	1,725,000	354,436
Simon Property Group, Inc. REIT	2,390,000	438,613
Ventas, Inc. REIT	4,369,900	253,629
		1,422,031
Miscellaneous 3.28%
Other common stocks in initial period of acquisition		3,449,805
Total common stocks (cost: $67,698,125,000)		100,452,845
Short-term securities 4.70%	Principal amount (000)
Apple Inc. 2.12%–2.15% due 11/2/2018–11/9/2018[2]	$120,000	119,961
CAFCO, LLC 2.23% due 11/9/2018[2]	50,000	49,972
Chariot Funding, LLC 2.49%–2.51% due 2/4/2019–2/19/2019[2]	85,000	84,343
CHARTA, LLC 2.13% due 11/7/2018[2]	25,000	24,989
Chevron Corp. 2.20%–2.21% due 11/6/2018–11/9/2018[2]	77,000	76,966
Coca-Cola Co. 2.13%–2.27% due 11/20/2018–1/3/2019[2]	70,000	69,810
CRC Funding, LLC 2.25% due 11/26/2018[2]	45,000	44,925
ExxonMobil Corp. 2.24% due 11/27/2018	100,000	99,832
Federal Farm Credit Banks 2.13% due 11/27/2018	20,000	19,968
Federal Home Loan Bank 2.02%–2.34% due 11/2/2018–3/6/2019	2,375,500	2,368,677
Freddie Mac 1.98%–2.27% due 11/2/2018–1/22/2019	275,000	274,684
General Dynamics Corp. 2.07%–2.32% due 11/1/2018–12/17/2018[2]	75,000	74,848
Honeywell International Inc. 2.20% due 11/8/2018[2]	50,000	49,975
IBM Corp. 2.32%–2.33% due 12/17/2018–12/24/2018[2]	85,000	84,726
Intel Corp. 2.21% due 11/6/2018[2]	50,000	49,982
John Deere Capital Corp. 2.19% due 11/7/2018[2]	75,000	74,968
Merck & Co. Inc. 2.37% due 1/23/2019[2]	52,500	52,209
Paccar Financial Corp. 2.27% due 11/21/2018	30,000	29,960
Pfizer Inc. 2.40% due 2/11/2019[2]	100,000	99,307
Private Export Funding Corp. 2.20% due 12/4/2018	20,000	19,957
Procter & Gamble Co. 2.30% due 1/14/2019[2]	50,000	49,756
Simon Property Group, LP 2.20% due 11/13/2018[2]	20,000	19,984
U.S. Treasury Bills 1.96%–2.32% due 11/1/2018–3/14/2019	1,031,600	1,028,869
Walmart Inc. 2.22%–2.24% due 11/19/2018–11/21/2018[2]	80,000	79,898
Total short-term securities (cost: $4,948,747,000)		4,948,566
Total investment securities 100.05% (cost: $72,646,872,000)		105,401,411
Other assets less liabilities (0.05%)		(55,202)
Net assets 100.00%		$105,346,209
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Washington Mutual Investors Fund — Page 4 of 5

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,106,619,000, which represented 1.05% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-001-1218O-S66150	Washington Mutual Investors Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Washington Mutual Investors Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Washington Mutual Investors Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 31, 2018